Capital and financial risk management - Liquidity risk - Maturity profile for non-derivative financial liabilities - Tabular disclosure (Details) - Liquidity risk - EUR (€) € in Millions	Mar. 31, 2020	Mar. 31, 2019
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	€ 114,093	€ 86,160
Effect of discount/financing rates	(24,064)	(17,151)
Anticipated future cash flows, net	90,029	69,009
Within one year
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	29,137	21,953
In more than one year but less than two years
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	7,809	5,823
In more than two years but less than three years
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	8,924	5,581
In more than three years but less than four years
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	10,329	6,333
In more than four years but less than five years
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	4,319	8,548
In more than five years
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	53,575	37,922
Trade payables and other financial liabilities
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	15,317	16,066
Effect of discount/financing rates	(6)	(12)
Anticipated future cash flows, net	15,311	16,054
Trade payables and other financial liabilities | Within one year
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	15,250	15,941
Trade payables and other financial liabilities | In more than one year but less than two years
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	67	125
Bank loans and Commercial paper
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	2,923	4,003
Effect of discount/financing rates	(195)	(130)
Anticipated future cash flows, net	2,728	3,873
Bank loans and Commercial paper | Within one year
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	1,348	2,371
Bank loans and Commercial paper | In more than one year but less than two years
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	746	714
Bank loans and Commercial paper | In more than two years but less than three years
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	279	568
Bank loans and Commercial paper | In more than three years but less than four years
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	369
Bank loans and Commercial paper | In more than four years but less than five years
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	181	350
Bonds
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	71,185	61,251
Effect of discount/financing rates	(21,773)	(16,759)
Anticipated future cash flows, net	49,412	44,492
Bonds | Within one year
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	3,617	1,486
Bonds | In more than one year but less than two years
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	4,682	4,826
Bonds | In more than two years but less than three years
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	3,852	4,917
Bonds | In more than three years but less than four years
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	8,242	4,558
Bonds | In more than four years but less than five years
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	2,845	7,878
Bonds | In more than five years
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	47,947	37,586
Lease liabilities.
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	13,591
Effect of discount/financing rates	(1,528)
Anticipated future cash flows, net	12,063
Lease liabilities. | Within one year
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	3,172
Lease liabilities. | In more than one year but less than two years
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	1,998
Lease liabilities. | In more than two years but less than three years
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	1,523
Lease liabilities. | In more than three years but less than four years
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	1,328
Lease liabilities. | In more than four years but less than five years
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	1,127
Lease liabilities. | In more than five years
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	4,443
Other borrowings
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	11,077	4,840
Effect of discount/financing rates	(562)	(250)
Anticipated future cash flows, net	10,515	4,590
Other borrowings | Within one year
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	5,750	2,155
Other borrowings | In more than one year but less than two years
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	316	158
Other borrowings | In more than two years but less than three years
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	3,270	96
Other borrowings | In more than three years but less than four years
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	390	1,775
Other borrowings | In more than four years but less than five years
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	166	320
Other borrowings | In more than five years
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	1,185	336
Total Borrowings
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	98,776	70,094
Effect of discount/financing rates	(24,058)	(17,139)
Anticipated future cash flows, net	74,718	52,955
Total Borrowings | Within one year
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	13,887	6,012
Total Borrowings | In more than one year but less than two years
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	7,742	5,698
Total Borrowings | In more than two years but less than three years
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	8,924	5,581
Total Borrowings | In more than three years but less than four years
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	10,329	6,333
Total Borrowings | In more than four years but less than five years
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	4,319	8,548
Total Borrowings | In more than five years
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	€ 53,575	€ 37,922